Short-Term Investments	12 Months Ended
Jun. 30, 2020
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
7.	SHORT-TERM INVESTMENTS

As of June 30, 2020 and 2019, the balance of short-term investments was comprised of investments of various financial products from Chinese banks and financial institutions, with variable return rate and with maturities between three months and one year. The Company classified these financial assets as held-to-maturity financial assets and recorded the assets at amortized cost, which approximates fair value. As of June 30, 2020 and 2019, the Company did not provide OTTI on short-term investments.